Exhibit 99.1

Report of Independent Accountants on Applying

Agreed-Upon Procedures

Citi Real Estate Funding Inc. ("CREFI")

Citigroup Commercial Mortgage Securities Inc. (together with CREFI, the "Company")

390 Greenwich Street

New York, NY 10013

We (“us” or “PwC”) have performed the procedures enumerated below, which were agreed to by the Company, Citigroup Global Markets Inc., BofA Securities, Inc., Bank of America, N.A. and Siebert Williams Shank & Co., LLC who are collectively referred to as the “Specified Parties”, solely to assist you in performing certain procedures related to the accuracy of certain attributes and calculations within the Final Data File (defined below). The procedures were performed with respect to the BX Commercial Mortgage Trust 2020-VKNG, Commercial Mortgage Pass-Through Certificates, Series 2020-VKNG securitization (the “Transaction”). The Company (the “Responsible Party”) is responsible for the accuracy of the information contained in the Final Data File. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Procedures and Findings

In connection with the Transaction, the Specified Parties have requested that the procedures be performed on one mortgage loan (the “Mortgage Loan Asset”) secured by 67 mortgaged properties (the “Mortgaged Properties”) which represents the entire population of mortgage loan asset and mortgaged properties (collectively the “Collateral”) within the Transaction.

This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

•	The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for the purpose of PwC performing the procedures agreed to by the Specified Parties. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;
•	The conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements;
•	The value of the Mortgaged Properties securing the Mortgage Loan Asset; and
•	The compliance of the originator of the assets with federal, state, and local laws and regulations.

We have not performed any procedures with respect to the fair value of the securities being offered in the Transaction and PwC expresses no opinion on the fair value of these securities. PwC should not be regarded as having performed any procedures other than those detailed in this report.

With respect to any terms or requirements of the Transaction documents that do not appear in the

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exhibits, we performed no procedures and, accordingly, the procedures we performed would not ensure that any requirements are satisfied. Further, we have performed only the following agreed-upon procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the Transaction documents.

It should be understood that we make no representations as to:

•	The interpretation of Transaction documents included in connection with our procedures;
•	Your compliance with Rule 15Ga-2 of the Securities Exchange Act of 1934; and
•	The reasonableness of any of the assumptions provided by the Company or other Specified Parties.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Parties would undertake in consideration of the Transaction.

For the purpose of this report:

•	The phrase “Closing Date” refers to the date of September 29, 2020.

•	The phrase “Final Data File” refers to the following Microsoft Excel (“Excel”) file provided by the Company, which includes certain attributes related to the Collateral. The Final Data File was provided on September 8, 2020 with certain Collateral attribute calculations adjusted for the Closing Date:

o	BX 2020-Viking Accounting Tape Final.xlsx (provided on September 8, 2020).

•	The phrase “Specified Attributes” refers to the fields in the Final Data File.

•	The phrase “Source Document” refers to the documents (including any applicable amendments, assumptions or exhibits thereof) provided by the Company, related to the information contained in the Final Data File.

•	The phrase “Loan File” refers to any Source Document or collection of Source Documents provided by the Company, and used by us, in performing the procedures enumerated below.

•	The term “compared” refers to the comparison of one or more Specified Attributes to Source Documents, as indicated within Exhibit A.

•	The term “recalculated” refers to a re-computation of one or more Specified Attributes using the Company provided methodology, as indicated within Exhibit B.

•	The phrase “in agreement” refers to the comparison or recalculation of one or more Specified Attributes which resulted in a match, or a difference that was within the Company provided tolerance level (if any), as indicated within Exhibit A.

Source Documents included in the Loan File:

•	The phrase “Appraisal Report” refers to a signed appraisal document.
•	The phrase “Fee Schedule” refers to documentation provided by the Company for the administrative fee rate.

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•	The phrase “Loan Agreement” refers to a signed or draft loan agreement.

•	The phrase “Mezzanine Loan Agreement” refers to a signed or draft mezzanine loan agreement.

•	The phrase “Rent Roll” refers to a rent roll document summarizing the lease terms of the underlying tenants.

•	The phrase “Title Policy” refers to the signed title policy.

•	The phrase “Underwriting File” refers to the historical and pro-forma cash flow statements prepared by the Company’s underwriting team.

Our procedures and results thereof are as follows:

From August 17, 2020 through September 8, 2020, the Company provided us with the Source Documents related to the Collateral for which we:

•	Compared certain Specified Attributes to the corresponding Source Documents and found them to be in agreement (the “Compared Attributes”);
•	Recalculated certain Specified Attributes and found them to be in agreement (the “Recalculated Attributes”); or
•	Assumed certain Specified Attributes were accurate as instructed by the Company, and neither compared nor recalculated the Specified Attributes (the “Company Provided Attributes”).

The recalculation methodology associated with the Recalculated Attributes is listed in Exhibit B. For each procedure where a recalculation was performed, we compared the underlying attributes to the corresponding Source Documents and found them to be in agreement. We did not perform any procedures with respect to the Specified Attributes denoted with a Source Document of “None - Company Provided”, in Exhibit A.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the Final Data File.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

This report is intended solely for the information and use of the Specified Parties (including for the purpose of substantiating the Specified Parties' “due diligence defense” under the Securities Act of 1933), and is not intended to be and should not be used by anyone other than the Specified Parties.

If a party has obtained, or has access to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the sufficiency of the procedures performed (such party is referred to as a “Non-Specified Party”), that Non-Specified Party cannot:

•	Rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk; and
•	Acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non-Specified Party.

A Non-Specified Party may not disclose or distribute this report or any of the report’s contents to any

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other party (including but not limited to electronic distribution and/or posting to a website pursuant to Rule 17g-5 of the Securities Exchange Act of 1934).

The procedures enumerated above were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.

New York, NY

September 8, 2020

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Exhibits

Exhibit A – Loan File Review Procedures

Exhibit B – Recalculation Methodology

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Exhibit A - Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
1	Property ID	None - Company Provided	None
2	Property Rank	None - Company Provided	None
3	Property Name	None - Company Provided	None
4	Property Type	None - Company Provided	None
5	Property Sub-Type	None - Company Provided	None
6	Address	Appraisal Report	None
7	City	Appraisal Report	None
8	State	Appraisal Report	None
9	Zip	Appraisal Report	None
10	Market	None - Company Provided	None
11	Year Built	Appraisal Report	None
12	Year Renovated	Appraisal Report	None
13	Max Clear Height	None - Company Provided	None
14	Total NRA	Rent Roll	None
15	Unit of Measure	None - Company Provided	None
16	Occupancy (%)	Rent Roll	None
17	Occupancy Date	None - Company Provided	None
18	Office % of NRA	None - Company Provided	None
19	# of tenants	Rent Roll	None
20	WA Lease Expiration Date	Recalculation	None
21	WA Lease Term Remaining	Recalculation	None
22	Ownership Interest	Title Policy	None
23	Mortgage Loan Closing Date Balance	Loan Agreement	$ 1.00
24	Mortgage Loan Closing Date Balance per SF	Recalculation	$ 1.00
25	% of Mortgage Loan Closing Date Balance	Recalculation	None
26	Mezzanine Loan Closing Date Balance ($)	Mezzanine Loan Agreement	$ 1.00
27	Total Loan Closing Date Balance ($)	Recalculation	$ 1.00
28	Total Loan Closing Date Balance per SF	Recalculation	$ 1.00
29	Individual As-Is Appraised Value Date	Appraisal Report	None
30	Individual As-Is Appraised Value	Appraisal Report	None
31	Individual As-Is Appraised Value per SF	Recalculation	None
32	Origination Date	Loan Agreement	None
33	Assumed LIBOR	None - Company Provided	None

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#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
34	Mortgage Loan Trust Margin	None - Company Provided	None
35	Mezzanine Margin	None - Company Provided	None
36	LIBOR Cap	None - Company Provided	None
37	LIBOR Lookback days	Loan Agreement	None
38	LIBOR Cap Expiration Date	None - Company Provided	None
39	Interest Calculation (30/360 / Actual/360)	Loan Agreement	None
40	Amort Type	Loan Agreement	None
41	Mortgage Loan Monthly Debt Service Payment	Recalculation	None
42	Mortgage Loan Annual Debt Service Payment	Recalculation	None
43	Mezzanine Loan Annual Debt Service Payment	Recalculation	None
44	Total Loan Annual Debt Service Payment	Recalculation	None
45	Mortgage Loan Monthly Debt Service Payment at LIBOR Cap	Recalculation	None
46	Mortgage Loan Annual Debt Service Payment at LIBOR Cap	Recalculation	None
47	Mezzanine Loan Annual Debt Service Payment at LIBOR Cap	Recalculation	None
48	Total Loan Annual Debt Service Payment LIBOR Cap	Recalculation	None
49	Grace Period	Loan Agreement	None
50	First Loan Payment Date	Loan Agreement	None
51	Seasoning	Recalculation	None
52	Original Term to Maturity (Months)	Recalculation	None
53	Remaining Term to Maturity (Months)	Recalculation	None
54	Original Amortization Term (Months)	Not Applicable*	None
55	Remaining Amortization Term (Months)	Not Applicable*	None
56	Original IO Term (Months)	Loan Agreement	None
57	Remaining IO Term (Months)	Recalculation	None
58	Initial Maturity Date	Loan Agreement	None
59	Floating Rate Component Extensions	Loan Agreement	None
60	Fully Extended Maturity Date	Loan Agreement	None
61	Lockbox	Loan Agreement	None
62	Cash Management Type	Loan Agreement	None
63	Cash Management Trigger	Loan Agreement	None

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#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
64	Administrative Fee Rate (%)	Fee Schedule	None
65	Floating Rate Component Prepayment Provision	Loan Agreement	None
66	Partial Release Allowed?	Loan Agreement	None
67	Mortgage Loan Closing Date LTV (Aggregate As-is Values)	Recalculation	None
68	Mortgage Loan Balloon LTV (Aggregate As-is Values)	Recalculation	None
69	Mortgage Loan UW NOI Debt Yield	Recalculation	None
70	Mortgage Loan UW NCF Debt Yield	Recalculation	None
71	Mortgage Loan UW NOI DSCR	Recalculation	None
72	Mortgage Loan UW NCF DSCR	Recalculation	None
73	Mortgage Loan UW NOI DSCR at LIBOR Cap	Recalculation	None
74	Mortgage Loan UW NCF DSCR at LIBOR Cap	Recalculation	None
75	Total Loan Closing Date LTV (Aggregate As-is Values)	Recalculation	None
76	Total Loan Balloon LTV (Aggregate As-is Values)	Recalculation	None
77	Total Loan UW NOI Debt Yield	Recalculation	None
78	Total Loan UW NCF Debt Yield	Recalculation	None
79	Total Loan UW NOI DSCR	Recalculation	None
80	Total Loan UW NCF DSCR	Recalculation	None
81	Total Loan UW NOI DSCR at LIBOR Cap	Recalculation	None
82	Total Loan UW NCF DSCR at LIBOR Cap	Recalculation	None
83	Initial Tax Escrow	Loan Agreement	None
84	Ongoing Tax Escrow Monthly	Loan Agreement	None
85	Tax Escrow Springing Conditions	Loan Agreement	None
86	Initial Insurance Escrow	Loan Agreement	None
87	Ongoing Insurance Escrow Monthly	Loan Agreement	None
88	Insurance Escrow Springing Conditions	Loan Agreement	None
89	Initial Immediate Repairs Escrow	Loan Agreement	None
90	Initial Cap Ex Escrow	Loan Agreement	None
91	Ongoing Cap Ex Escrow Monthly	Loan Agreement	None
92	Cap Ex Escrow Springing Conditions	Loan Agreement	None
93	Initial TI/LC Escrow	Loan Agreement	None
94	Ongoing TI/LC Escrow Monthly	Loan Agreement	None
95	TI/LC Escrow Springing Conditions	Loan Agreement	None
96	Initial Other Escrow	Loan Agreement	None

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#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
97	Ongoing Other Escrow Monthly	Loan Agreement	None
98	Ongoing Other Escrow Springing Condition	Loan Agreement	None
99	Other Escrow Description	Loan Agreement	None
100	Largest Tenant (by base rent) Tenant Name	Rent Roll	None
101	Largest Tenant (by base rent) Lease Exp.	Rent Roll	None
102	Largest Tenant (by base rent) NRA	Rent Roll	None
103	Largest Tenant (by base rent) UW Base Rent	Rent Roll	None
104	Largest Tenant (by base rent) UW Gross Rent	Rent Roll	None
105	2nd Largest Tenant (by base rent) Tenant Name	Rent Roll	None
106	2nd Largest Tenant (by base rent) Lease Exp.	Rent Roll	None
107	2nd Largest Tenant (by base rent) NRA	Rent Roll	None
108	2nd Largest Tenant (by base rent) UW Base Rent	Rent Roll	None
109	2nd Largest Tenant (by base rent) UW Gross Rent	Rent Roll	None
110	3rd Largest Tenant (by base rent) Tenant Name	Rent Roll	None
111	3rd Largest Tenant (by base rent) Lease Exp.	Rent Roll	None
112	3rd Largest Tenant (by base rent) NRA	Rent Roll	None
113	3rd Largest Tenant (by base rent) UW Base Rent	Rent Roll	$ 1.00
114	3rd Largest Tenant (by base rent) UW Gross Rent	Rent Roll	$ 1.00
115	2016 Base Rent	Underwriting File	$ 1.00
116	2017 Base Rent	Underwriting File	$ 1.00
117	2018 Base Rent	Underwriting File	$ 1.00
118	2019 Base Rent	Underwriting File	$ 1.00
119	Argus Yr1 Base Rent	Underwriting File	$ 1.00
120	UW (In-Place) Base Rent	Underwriting File	$ 1.00
121	2016 Rent Steps	Underwriting File	$ 1.00
122	2017 Rent Steps	Underwriting File	$ 1.00
123	2018 Rent Steps	Underwriting File	$ 1.00
124	2019 Rent Steps	Underwriting File	$ 1.00
125	Argus Yr1 Rent Steps	Underwriting File	$ 1.00
126	UW (In-Place) Rent Steps	Underwriting File	$ 1.00
127	2016 Recoveries	Underwriting File	$ 1.00

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#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
128	2017 Recoveries	Underwriting File	$ 1.00
129	2018 Recoveries	Underwriting File	$ 1.00
130	2019 Recoveries	Underwriting File	$ 1.00
131	Argus Yr1 Recoveries	Underwriting File	$ 1.00
132	UW (In-Place) Recoveries	Underwriting File	$ 1.00
133	2016 Potential Income from Vacant Space	Underwriting File	$ 1.00
134	2017 Potential Income from Vacant Space	Underwriting File	$ 1.00
135	2018 Potential Income from Vacant Space	Underwriting File	$ 1.00
136	2019 Potential Income from Vacant Space	Underwriting File	$ 1.00
137	Argus Yr1 Potential Income from Vacant Space	Underwriting File	$ 1.00
138	UW (In-Place) Potential Income from Vacant Space	Underwriting File	$ 1.00
139	2016 Gross Potential Rent	Underwriting File	$ 1.00
140	2017 Gross Potential Rent	Underwriting File	$ 1.00
141	2018 Gross Potential Rent	Underwriting File	$ 1.00
142	2019 Gross Potential Rent	Underwriting File	$ 1.00
143	Argus Yr1 Gross Potential Rent	Underwriting File	$ 1.00
144	UW (In-Place) Gross Potential Rent	Underwriting File	$ 1.00
145	2016 Economic Vacancy, Credit Loss	Underwriting File	$ 1.00
146	2017 Economic Vacancy, Credit Loss	Underwriting File	$ 1.00
147	2018 Economic Vacancy, Credit Loss	Underwriting File	$ 1.00
148	2019 Economic Vacancy, Credit Loss	Underwriting File	$ 1.00
149	Argus Yr1 Economic Vacancy, Credit Loss	Underwriting File	$ 1.00
150	UW (In-Place) Economic Vacancy, Credit Loss	Underwriting File	$ 1.00
151	2016 EGI Before Other Income	Underwriting File	$ 1.00
152	2017 EGI Before Other Income	Underwriting File	$ 1.00
153	2018 EGI Before Other Income	Underwriting File	$ 1.00
154	2019 EGI Before Other Income	Underwriting File	$ 1.00
155	Argus Yr1 EGI Before Other Income	Underwriting File	$ 1.00
156	UW (In-Place) EGI Before Other Income	Underwriting File	$ 1.00
157	2016 Other Income	Underwriting File	$ 1.00
158	2017 Other Income	Underwriting File	$ 1.00
159	2018 Other Income	Underwriting File	$ 1.00
160	2019 Other Income	Underwriting File	$ 1.00
161	Argus Yr1 Other Income	Underwriting File	$ 1.00

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#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
162	UW (In-Place) Other Income	Underwriting File	$ 1.00
163	2016 Effective Gross Income	Underwriting File	$ 1.00
164	2017 Effective Gross Income	Underwriting File	$ 1.00
165	2018 Effective Gross Income	Underwriting File	$ 1.00
166	2019 Effective Gross Income	Underwriting File	$ 1.00
167	Argus Yr1 Effective Gross Income	Underwriting File	$ 1.00
168	UW (In-Place) Effective Gross Income	Underwriting File	$ 1.00
169	2016 General & Administrative	Underwriting File	$ 1.00
170	2017 General & Administrative	Underwriting File	$ 1.00
171	2018 General & Administrative	Underwriting File	$ 1.00
172	2019 General & Administrative	Underwriting File	$ 1.00
173	Argus Yr1 General & Administrative	Underwriting File	$ 1.00
174	UW (In-Place) General & Administrative	Underwriting File	$ 1.00
175	2016 CAM / Repairs & Maintenance	Underwriting File	$ 1.00
176	2017 CAM / Repairs & Maintenance	Underwriting File	$ 1.00
177	2018 CAM / Repairs & Maintenance	Underwriting File	$ 1.00
178	2019 CAM / Repairs & Maintenance	Underwriting File	$ 1.00
179	Argus Yr1 CAM / Repairs & Maintenance	Underwriting File	$ 1.00
180	UW (In-Place) CAM / Repairs & Maintenance	Underwriting File	$ 1.00
181	2016 Contract Services	Underwriting File	$ 1.00
182	2017 Contract Services	Underwriting File	$ 1.00
183	2018 Contract Services	Underwriting File	$ 1.00
184	2019 Contract Services	Underwriting File	$ 1.00
185	Argus Yr1 Contract Services	Underwriting File	$ 1.00
186	UW (In-Place) Contract Services	Underwriting File	$ 1.00
187	2016 Utilities	Underwriting File	$ 1.00
188	2017 Utilities	Underwriting File	$ 1.00
189	2018 Utilities	Underwriting File	$ 1.00
190	2019 Utilities	Underwriting File	$ 1.00
191	Argus Yr1 Utilities	Underwriting File	$ 1.00
192	UW (In-Place) Utilities	Underwriting File	$ 1.00
193	2016 Insurance	Underwriting File	$ 1.00
194	2017 Insurance	Underwriting File	$ 1.00
195	2018 Insurance	Underwriting File	$ 1.00
196	2019 Insurance	Underwriting File	$ 1.00
197	Argus Yr1 Insurance	Underwriting File	$ 1.00
198	UW (In-Place) Insurance	Underwriting File	$ 1.00
199	2016 Cleaning	Underwriting File	$ 1.00
200	2017 Cleaning	Underwriting File	$ 1.00
201	2018 Cleaning	Underwriting File	$ 1.00

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#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
202	2019 Cleaning	Underwriting File	$ 1.00
203	Argus Yr1 Cleaning	Underwriting File	$ 1.00
204	UW (In-Place) Cleaning	Underwriting File	$ 1.00
205	2016 Real Estate Taxes	Underwriting File	$ 1.00
206	2017 Real Estate Taxes	Underwriting File	$ 1.00
207	2018 Real Estate Taxes	Underwriting File	$ 1.00
208	2019 Real Estate Taxes	Underwriting File	$ 1.00
209	Argus Yr1 Real Estate Taxes	Underwriting File	$ 1.00
210	UW (In-Place) Real Estate Taxes	Underwriting File	$ 1.00
211	Non-Recoverable 2016	Underwriting File	$ 1.00
212	Non-Recoverable 2017	Underwriting File	$ 1.00
213	Non-Recoverable 2018	Underwriting File	$ 1.00
214	Non-Recoverable 2019	Underwriting File	$ 1.00
215	Non-Recoverable Argus Yr1	Underwriting File	$ 1.00
216	Non-Recoverable UW (In-Place)	Underwriting File	$ 1.00
217	2016 Management Fee	Underwriting File	$ 1.00
218	2017 Management Fee	Underwriting File	$ 1.00
219	2018 Management Fee	Underwriting File	$ 1.00
220	2019 Management Fee	Underwriting File	$ 1.00
221	Argus Yr1 Management Fee	Underwriting File	$ 1.00
222	UW (In-Place) Management Fee	Underwriting File	$ 1.00
223	2016 Total Operating Expenses	Underwriting File	$ 1.00
224	2017 Total Operating Expenses	Underwriting File	$ 1.00
225	2018 Total Operating Expenses	Underwriting File	$ 1.00
226	2019 Total Operating Expenses	Underwriting File	$ 1.00
227	Argus Yr1 Total Operating Expenses	Underwriting File	$ 1.00
228	UW (In-Place) Total Operating Expenses	Underwriting File	$ 1.00
229	2016 Net Operating Income	Underwriting File	$ 1.00
230	2017 Net Operating Income	Underwriting File	$ 1.00
231	2018 Net Operating Income	Underwriting File	$ 1.00
232	2019 Net Operating Income	Underwriting File	$ 1.00
233	Argus Yr1 Net Operating Income	Underwriting File	$ 1.00
234	UW (In-Place) Net Operating Income	Underwriting File	$ 1.00
235	2016 Tenant Improvements and Leasing Commissions	Underwriting File	$ 1.00
236	2017 Tenant Improvements and Leasing Commissions	Underwriting File	$ 1.00
237	2018 Tenant Improvements and Leasing Commissions	Underwriting File	$ 1.00
238	2019 Tenant Improvements and Leasing Commissions	Underwriting File	$ 1.00

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#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
239	Argus Yr1 Tenant Improvements and Leasing Commissions	Underwriting File	$ 1.00
240	UW (In-Place) Tenant Improvements and Leasing Commissions	Underwriting File	$ 1.00
241	2016 Replacement Reserves	Underwriting File	$ 1.00
242	2017 Replacement Reserves	Underwriting File	$ 1.00
243	2018 Replacement Reserves	Underwriting File	$ 1.00
244	2019 Replacement Reserves	Underwriting File	$ 1.00
245	Argus Yr1 Replacement Reserves	Underwriting File	$ 1.00
246	UW (In-Place) Replacement Reserves	Underwriting File	$ 1.00
247	2016 Net Cash Flow	Underwriting File	$ 1.00
248	2017 Net Cash Flow	Underwriting File	$ 1.00
249	2018 Net Cash Flow	Underwriting File	$ 1.00
250	2019 Net Cash Flow	Underwriting File	$ 1.00
251	Argus Yr1 Net Cash Flow	Underwriting File	$ 1.00
252	UW (In-Place) Net Cash Flow	Underwriting File	$ 1.00

*- The fields for the noted Specified Attributes were either not populated in the Final Data File or populated with the term “NAP”. As such, we were instructed by the Company to not perform any procedures on these Specified Attributes.

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Exhibit B - Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
20	WA Lease Expiration Date	A computation from the Rent Roll in which the lease expiration date for each tenant at each property was multiplied by the corresponding UW Base Rent. Such amounts were summed and then divided by the aggregate UW Base Rent of the respective property.

For purposes of this computation, properties with an Occupancy (%) of 0% were set equal to September 9, 2020.
21	WA Lease Term Remaining	Quotient of the count of the (i) number of days between September 9, 2020 and respective WA Lease Expiration Date and (ii) 365.
24	Mortgage Loan Closing Date Balance per SF	Quotient of (i) Mortgage Loan Closing Date Balance and (ii) Total NRA.
25	% of Mortgage Loan Closing Date Balance	Quotient of (i) Mortgage Loan Closing Date Balance and (ii) the aggregate Mortgage Loan Closing Date Balance of the Underlying Collateral.
27	Total Loan Closing Date Balance ($)	Sum of (i) Mortgage Loan Closing Date Balance and (ii) Mezzanine Loan Closing Date Balance ($).
28	Total Loan Closing Date Balance per SF	Quotient of (i) Total Loan Closing Balance ($) and (ii) Total NRA.
31	Individual As-Is Appraised Value per SF	Quotient of (i) Individual As-Is Appraised Value and (ii) Total NRA.
41	Mortgage Loan Monthly Debt Service Payment	Quotient of (i) Mortgage Loan Annual Debt Service Payment and (ii) 12.
42	Mortgage Loan Annual Debt Service Payment	Product of (i) Mortgage Loan Closing Date Balance, (ii) the sum of the Assumed LIBOR and the Mortgage Loan Trust Margin, and(iii) Interest Calculation (30/360 / Actual/360).
43	Mezzanine Loan Annual Debt Service Payment	Product of (i) Mezzanine Loan Closing Date Balance, (ii) the sum of the Assumed LIBOR and the Mezzanine Margin, and (iii) Interest Calculation (30/360 / Actual/360).
44	Total Loan Annual Debt Service Payment	Sum of (i) Mortgage Loan Annual Debt Service Payment and (ii) Mezzanine Loan Annual Debt Service Payment.
45	Mortgage Loan Monthly Debt Service Payment at LIBOR Cap	Quotient of (i) Mortgage Loan Annual Debt Service Payment at LIBOR Cap and (ii) 12.
46	Mortgage Loan Annual Debt Service Payment at LIBOR Cap	Product of (i) Mortgage Loan Closing Date Balance, (ii) the sum of the LIBOR Cap and the Mortgage Loan Trust Margin, and (iii) Interest Calculation (30/360 / Actual/360).
47	Mezzanine Loan Annual Debt Service Payment at LIBOR Cap	Product of (i) Mezzanine Loan Closing Date Balance, (ii) the sum of the LIBOR Cap and the Mezzanine Margin, and (iii) Interest Calculation (30/360 / Actual/360).
48	Total Loan Annual Debt Service Payment LIBOR Cap	Sum of (i) Mortgage Loan Annual Debt Service Payment at LIBOR Cap and (ii) Mezzanine Loan Annual Debt Service Payment at LIBOR Cap.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	14

#	Specified Attribute	Recalculation Methodology
51	Seasoning	Count of the number of monthly payment dates from, and inclusive of (i) First Loan Payment Date, to and inclusive of (ii) Closing Date.
52	Original Term to Maturity (Months)	Count of (i) the number of monthly payments from the First Loan Payment Date through and including (ii) the Initial Maturity Date.
53	Remaining Term to Maturity (Months)	Difference between (i) Original Term to Maturity (Months) and (ii) Seasoning.
57	Remaining IO Term (Months)	Difference between (i) Original IO Term (Months) and (ii) Seasoning.
67	Mortgage Loan Closing Date LTV (Aggregate As-is Values)	Quotient of (i) Mortgage Loan Closing Date Balance and (ii) Individual As-Is Appraised Value.
68	Mortgage Loan Balloon LTV (Aggregate As-is Values)	Quotient of (i) Mortgage Loan Closing Date Balance and (ii) Individual As-Is Appraised Value.
69	Mortgage Loan UW NOI Debt Yield	Quotient of (i) UW (In-Place) Net Operating Income and (ii) Mortgage Loan Closing Date Balance.
70	Mortgage Loan UW NCF Debt Yield	Quotient of (i) UW (In-Place) Net Cash Flow and (ii) Mortgage Loan Closing Date Balance.
71	Mortgage Loan UW NOI DSCR	Quotient of (i) UW (In-Place) Net Operating Income and (ii) Mortgage Loan Annual Debt Service Payment.
72	Mortgage Loan UW NCF DSCR	Quotient of (i) UW (In-Place) Net Cash Flow and (ii) Mortgage Loan Annual Debt Service Payment.
73	Mortgage Loan UW NOI DSCR at LIBOR Cap	Quotient of (i) UW (In-Place) Net Operating Income and (ii) Mortgage Loan Annual Debt Service Payment at LIBOR Cap.
74	Mortgage Loan UW NCF DSCR at LIBOR Cap	Quotient of (i) UW (In-Place) Net Cash Flow and (ii) Mortgage Loan Annual Debt Service Payment at LIBOR Cap.
75	Total Loan Closing Date LTV (Aggregate As-is Values)	Quotient of (i) Total Loan Closing Date Balance ($) and (ii) Individual As-Is Appraised Value.
76	Total Loan Balloon LTV (Aggregate As-is Values)	Quotient of (i) Total Loan Closing Date Balance ($) and (ii) Individual As-Is Appraised Value.
77	Total Loan UW NOI Debt Yield	Quotient of (i) UW (In-Place) Net Operating Income and (ii) Total Loan Closing Date Balance ($).
78	Total Loan UW NCF Debt Yield	Quotient of (i) UW (In-Place) Net Cash Flow and (ii) Total Loan Closing Date Balance ($).
79	Total Loan UW NOI DSCR	Quotient of (i) UW (In-Place) Net Operating Income and (ii) Total Loan Annual Debt Service Payment.
80	Total Loan UW NCF DSCR	Quotient of (i) UW (In-Place) Net Cash Flow and (ii) Total Loan Annual Debt Service Payment.
81	Total Loan UW NOI DSCR at LIBOR Cap	Quotient of (i) UW (In-Place) Net Operating Income and (ii) Total Loan Annual Debt Service Payment LIBOR Cap
82	Total Loan UW NCF DSCR at LIBOR Cap	Quotient of (i) UW (In-Place) Net Cash Flow and (ii) Total Loan Annual Debt Service Payment LIBOR Cap.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	15